ORGANIZATION AND BUSINESS BACKGROUND	12 Months Ended
Jun. 30, 2011
ORGANIZATION AND BUSINESS BACKGROUND
NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”), formerly known as HLS Systems International Ltd., was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006, for the purpose of merging with Chardan North China Acquisition Corporation (“Chardan”), and to hold 100% interest in Gifted Time Holdings Limited (“GTH”) upon the completion of a share exchange transaction (the “Share Exchange Transaction”) on September 7, 2007.

As of June 30, 2011, details of the Company’s subsidiaries are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Gifted Time Holdings Limited (“GTH”)	BVI	September 21, 2005	100%	-	Investment holding

HollySys (Asia Pacific) Pte. Limited (“HAP”)	Singapore	October 23, 1997	100%	-	Sale of integrated automation products

Clear Mind Limited (“Clear Mind”)	BVI	November 29, 2007	-	100%	Investment holding

World Hope Enterprises Limited (“World Hope”)	Hong Kong	September 17, 2007	-	100%	Investment holding

Beijing He Li Tong S&T Exploration Co., Ltd. (“BJHLT”)	People’s Republic of China (“PRC”)	January 25, 2008	-	100%	Investment holding

Beijing Hollysys S&T Exploration Co., Ltd. (“Hollysys S&T”)	PRC	December 17, 2007	-	100%	Investment holding

Beijing Hollysys Automation & Drive Co., Ltd. (“Hollysys Automation”)	PRC	May 13, 2008	-	100%	Manufacture and sale of integrated automation products

Hangzhou Hollysys Automation Co., Ltd. (“Hangzhou Hollysys”)	PRC	September 24, 2003	-	100%	Provision of integrated industrial automation products and services

Beijing Hollysys Electronics Technology Co., Ltd. (“Hollysys Electronics”)	PRC	June 4, 2010	-	100%	Manufacture and sale of automation equipment

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership interest attributable to the Company		Principal activities
			Directly	Indirectly

Beijing Hollycon Med. & Tech. Co., Ltd. (“Hollycon”)	PRC	June 4, 2010	-	51%	Manufacture and sale of medical automation equipment

Hollysys (Beijing) Investment Co., Ltd. (“Hollysys Investment ”)	PRC	April 15, 2011	-	100%	Investment management and consulting

Beijing Hollysys Co., Ltd. (“Beijing Hollysys”)	PRC	September 25, 1996	-	100%	Provision of integrated automation systems and services

Beijing Haotong Science and Technology Development Co., Ltd. (“Haotong”)	PRC	October 26, 2000	-	100%	Dormant

Beijing WoDeWeiYe Technology Exploration Co., Ltd. (“WoDeWeiYe”)	PRC	December 31, 1997	-	51%	Manufacture and sale of electric components

Xi’an Hollysys Co., Ltd. (“Xi’an Hollysys”)	PRC	March 9, 2011	-	100%	Research and development of automation

The Company is principally engaged in manufacture, sale and provision of integrated automation systems and services in the PRC mainly through the PRC operating subsidiaries.

On September 1, 2009, Beijing Hollysys acquired 51% equity interest of Beijing WoDe WeiYe Technology Limited (WoDeWeiYe”), which was principally engaged in intelligent electric meter business, at a cash consideration of RMB2 million (equivalent to $294,422), to further build up its foothold in the subway automation sector. The identifiable net assets of the acquiree was insignificant and goodwill of $286,610, comprised of the value of expected synergy arising from acquisition, was recognized and impaired during the year. The total net cash paid in this acquisition was $279,120. The amounts of WoDeWeiYe’s revenue and earnings included in the Company’s consolidated statement of operations for the year ended June 30, 2010, and the revenue and earnings of WoDeWeiYe had the acquisition date been July 1, 2008, or July 1, 2009, are insignificant to the Company’s result of operations.

On May 18, 2011, the Company entered into a stock purchase agreement (the “SPA”) to acquire  100% interest of Concord Corporation Pte. Ltd., which is incorporated in Singapore, and its affiliates including Concord Electrical Pte. Ltd. and Concord Electrical Sdn. Bhd. (“collectively referred to as the “Concord Group”), for a combination of cash and stock with a total value equivalent to approximately US $43.2 million.  This acquisition was completed subsequent to the balance sheet date as of June 30, 2010, please refer to note 21 to the financial statements for further details.